Summary of Significant Accounting Policies (Fair Value) (Detail) - USD ($)		3 Months Ended	12 Months Ended
	Sep. 23, 2014	Mar. 31, 2017	Dec. 31, 2014	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2013
Assets measured at fair value:
Fair market value		$ 52,674,000		$ 61,035,000	$ 87,254,000
Fair value measurements, transfers between levels, amount		0
Preferred stock warrant liabilities
Fair Value Measurements
Warrant fair value						$ 267,750
Remeasurement gain			$ 265,750
Reclass from liability to equity	$ 2,000
Money market funds
Assets measured at fair value:
Fair market value		6,882,000		14,186,000	12,131,000
Money market funds | Recurring
Assets measured at fair value:
Fair market value		6,882,000		14,186,000	12,131,000
U.S. Treasury securities, obligations of U.S. government agencies, corporate debt securities and reverse repurchase agreements | Recurring
Assets measured at fair value:
Fair market value		42,745,000		41,832,000	73,261,000
Level 1 | Money market funds | Recurring
Assets measured at fair value:
Fair market value		6,882,000		14,186,000	12,131,000
Level 2 | U.S. Treasury securities, obligations of U.S. government agencies, corporate debt securities and reverse repurchase agreements | Recurring
Assets measured at fair value:
Fair market value		$ 42,745,000		$ 41,832,000	$ 73,261,000